Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1999


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                 Net
                                                                Shares           Cost           Assets
                                                                ------           ----           ------
 Aetna Ascent VP:                                                98,549     $ 1,441,978      $ 1,470,348
 Aetna Balanced VP, Inc.:                                       557,539       8,767,974        8,680,876
 Aetna Bond VP:                                                 739,056       9,634,497        8,994,313
 Aetna Crossroads VP:                                            56,645         755,380          779,995
 Aetna Growth and Income VP:                                  1,020,890      33,613,864       31,331,110
 Aetna Growth VP:                                               292,478       4,120,278        5,065,711
 Aetna Index Plus Large Cap VP:                                 743,541      13,901,112       15,517,692
 Aetna International VP:                                         13,977         185,060          222,514
 Aetna Legacy VP:                                               147,021       1,844,896        1,836,294
 Aetna Money Market VP:                                       2,727,313      36,358,603       36,587,176
 Aetna Real Estate Securities VP:                                 8,462          73,578           65,413
 Aetna Small Company VP:                                        206,047       2,722,620        3,403,889
 Aetna Value Opportunity VP:                                    237,023       3,577,573        3,891,915
 Alger American Funds:
  Balanced Portfolio:                                           107,852       1,131,021        1,679,252
  Income and Growth Portfolio:                                  277,446       3,026,333        4,877,501
  Leveraged AllCap Portfolio:                                    98,150       2,334,799        5,689,755
 American Century VP Funds:
  Balanced Fund:                                                 56,639         431,564          441,215
  International Fund:                                           201,394       1,363,555        2,517,425
 Calvert Social Balanced Portfolio:                             141,949         299,835          307,888
 Federated Insurance Series:
  American Leaders Fund II:                                   7,049,841     118,900,852      146,777,686
  Equity Income Fund II:                                      1,972,702      25,202,208       32,115,589
  Growth Strategies Fund II:                                  1,943,752      29,249,157       60,023,050
  High Income Bond Fund II:                                   2,647,360      27,752,392       27,108,963
  International Equity Fund II:                               1,718,847      20,983,632       47,508,933
  Prime Money Fund II:                                        5,198,805       5,198,805        5,198,805
  U.S. Government Securities Fund II:                           557,235       5,903,292        5,884,407
  Utility Fund II:                                            1,718,542      21,150,847       24,661,073
 Fidelity Investments Variable Insurance Product Fund:
  Equity-Income Portfolio:                                    2,000,000      50,284,313       51,420,003
  Growth Portfolio:                                             952,726      36,779,260       52,333,245
  High Income Portfolio:                                      1,495,284      17,961,357       16,911,658
  Overseas Portfolio:                                           196,306       4,027,977        5,386,624
 Fidelity Investments Variable Insurance Product Fund II:
  Asset Manager Portfolio:                                      436,199       7,454,280        8,143,844
  Contrafund Portfolio:                                       1,672,869      34,735,648       48,764,135
  Index 500 Portfolio:                                          339,239      47,264,972       56,791,976
  Investment Grade Bond Portfolio:                               80,835         979,182          982,952
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  653,778      25,668,610       39,024,034
  Balanced Portfolio:                                           952,218      19,892,640       26,585,922
  Flexible Income Portfolio:                                    419,102       5,053,689        4,786,150
  Growth Portfolio:                                           1,112,231      30,223,126       37,426,575
  Worldwide Growth Portfolio:                                 2,327,732      64,584,136      111,149,183
 Lexington Emerging Markets Fund:                                69,270         648,653          887,346
 Lexington Natural Resources Trust Fund:                         55,518         829,326          694,528

Variable Annuity Account I

                                                                                            Net
                                                     Shares            Cost               Assets
                                                     ------            ----               ------
 MFS Funds:
  Global Government Series:                           38,832      $    405,353             $ 389,484
  Total Return Series:                               870,282        15,042,240            15,447,502
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          94,224         6,090,644             7,755,576
  Global Securities Fund/VA:                          87,285         1,888,593             2,916,182
  Main Street Growth & Income Fund/VA:               548,378        11,343,088            13,506,554
  Strategic Bond Fund/VA:                            855,465         4,315,619             4,251,662
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:               621,330        37,561,315            51,464,749
  PPI MFS Research Growth Portfolio:               1,516,002        16,180,033            22,406,513
  PPI MFS Value Equity Portfolio:                    209,146         8,139,912            11,454,930
  PPI Scudder International Growth Portfolio:         87,523         2,037,148             2,230,964
  PPI T. Rowe Price Growth Equity Portfolio:         495,296        22,259,382            32,689,557
                                                                  ------------        ---------------
NET ASSETS                                                        $851,576,201        $1,108,440,636
                                                                  ============        ===============

Variable Annuity Account I

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................   $ 1,470,348
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     8,680,876
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     8,994,313
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................       779,995
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................    31,151,698
  Annuity contracts in payment period ............................................       179,412
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     5,009,118
  Annuity contracts in payment period ............................................        56,593
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................    15,517,692
Aetna International VP:
  Annuity contracts in accumulation ..............................................       222,514
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................     1,694,193
  Annuity contracts in payment period ............................................       142,101
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................    36,587,176
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................        65,413
Aetna Small Company VP:
  Annuity contracts in accumulation ..............................................     3,403,889
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ..............................................     3,891,915
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ..............................................     1,679,252
 Income and Growth Portfolio:
  Annuity contracts in accumulation ..............................................     4,877,501
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..............................................     5,689,755
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ..............................................       441,215
 International Fund:
  Annuity contracts in accumulation ..............................................     2,517,425
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ..............................................       307,888
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ..............................................   146,474,824
  Annuity contracts in payment period ............................................       302,862
 Equity Income Fund II:
  Annuity contracts in accumulation ..............................................    32,004,404
  Annuity contracts in payment period ............................................       111,185

Variable Annuity Account I

 Growth Strategies Fund II:
  Annuity contracts in accumulation ....................    $ 60,023,050
 High Income Bond Fund II:
  Annuity contracts in accumulation ....................      27,090,172
  Annuity contracts in payment period ..................          18,791
 International Equity Fund II:
  Annuity contracts in accumulation ....................      47,471,626
  Annuity contracts in payment period ..................          37,307
 Prime Money Fund II:
  Annuity contracts in accumulation ....................       5,198,805
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ....................       5,884,407
 Utility Fund II:
  Annuity contracts in accumulation ....................      24,581,727
  Annuity contracts in payment period ..................          79,346
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ....................      51,420,003
 Growth Portfolio:
  Annuity contracts in accumulation ....................      52,333,245
 High Income Portfolio:
  Annuity contracts in accumulation ....................      16,911,658
 Overseas Portfolio:
  Annuity contracts in accumulation ....................       5,386,624
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ....................       8,143,844
 Contrafund Portfolio:
  Annuity contracts in accumulation ....................      48,764,135
 Index 500 Portfolio:
  Annuity contracts in accumulation ....................      56,791,976
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ....................         982,952
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ....................      39,024,034
 Balanced Portfolio:
  Annuity contracts in accumulation ....................      26,585,922
 Flexible Income Portfolio:
  Annuity contracts in accumulation ....................       4,786,150
 Growth Portfolio:
  Annuity contracts in accumulation ....................      37,367,199
  Annuity contracts in payment period ..................          59,376
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ....................     111,093,250
  Annuity contracts in payment period ..................          55,933
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ....................         887,346
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ....................         694,528
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ....................         389,484

Variable Annuity Account I

 Total Return Series:
  Annuity contracts in accumulation ...........    $   15,447,502
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........         7,755,576
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         2,916,182
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        13,506,554
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........         4,251,662
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        51,452,372
  Annuity contracts in payment period .........            12,377
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        22,406,513
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        11,377,949
  Annuity contracts in payment period .........            76,981
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........         2,190,372
  Annuity contracts in payment period .........            40,592
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        32,676,922
  Annuity contracts in payment period .........            12,635
                                                   --------------
                                                   $1,108,440,636
                                                   ==============


See Notes to Financial Statements

Variable Annuity Account I

STATEMENT OF OPERATIONS


                                                                     Year Ended
                                                                 December 31, 1999
                                                                 ------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  48,743,207
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................       (13,474,655)
                                                                   -------------
Net investment income ........................................     $  35,268,552
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $ 725,147,683
 Cost of investments sold ....................................       655,820,063
                                                                   -------------
  Net realized gain on investments ...........................        69,327,620
                                                                   -------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................       129,005,870
 End of year .................................................       256,846,161
                                                                   -------------
  Net change in unrealized gain on investments ...............       127,840,291
                                                                   -------------
Net realized and unrealized gain on investments ..............       197,167,911
                                                                   -------------
Net increase in net assets resulting from operations .........     $ 232,436,463
                                                                   =============

See Notes to Financial Statements

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Year Ended December 31,
                                                                                   1999                1998
                                                                                   ----                ----
FROM OPERATIONS:
Net investment income ...................................................     $   35,268,552      $  26,010,214
Net realized gain on investments ........................................         69,327,620         25,517,782
Net change in unrealized gain on investments ............................        127,840,291         66,477,702
                                                                              --------------      -------------
Net increase in net assets resulting from operations ....................        232,436,463        118,005,698
                                                                              --------------      -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................         20,077,461        168,355,044
Transfer from the Company for mortality guarantee adjustments ...........            (11,560)                 0
Transfers from the Company's fixed account options ......................         25,886,558         75,081,637
Redemptions by contract holders .........................................        (61,593,899)       (31,854,396)
Annuity Payments ........................................................           (206,606)           (83,247)
Other ...................................................................            347,722          1,337,373
                                                                              --------------      -------------
 Net (decrease) increase in net assets from unit transactions (Note 6) ..        (15,500,324)       212,836,411
                                                                              --------------      -------------
Change in net assets ....................................................        216,936,139        330,842,109
NET ASSETS:
Beginning of year .......................................................        891,504,497        560,662,388
                                                                              --------------      -------------
End of year .............................................................     $1,108,440,636      $ 891,504,497
                                                                              ==============      =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1999


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)             Units
                                        --------------------------        in Value of              Outstanding        Reserves
                                         Beginning       End of           Accumulation                at End           at End
                                          of Year         Year                Unit                   of Year          of Year
                                        -----------   ------------   ---------------------       ---------------   -------------
Aetna Ascent VP:
AICA I                                   $  15.409     $  17.374             12.75%                    74,094.2     $ 1,287,288
AICA II                                     10.059        11.359             12.92%                    16,115.9         183,060
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
AICA I                                      16.405        18.376             12.01%                   387,565.2       7,121,786
AICA II                                     11.312        12.690             12.18%                   122,859.8       1,559,090
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
AICA I                                      11.943        11.689             (2.13%)                  516,265.9       6,034,654
AICA II                                     10.606        10.396             (1.98%)                  284,699.5       2,959,659
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
AICA I                                      14.676        15.949              8.67%                    42,322.1         674,993
AICA II                                     10.270        11.177              8.83%                     9,394.2         105,002
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
AICA I                                      18.461        21.374             15.78%                 1,172,636.9      25,064,085
AICA II                                     11.063        12.827             15.95%                   474,578.0       6,087,613
Annuity contracts in payment period                                                                                     179,412
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
AICA I                                      17.862        23.771             33.08%                   156,242.2       3,714,086
AICA II                                     12.977        17.296             33.28%                    74,875.1       1,295,032
Annuity contracts in payment period                                                                                      56,593
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
AICA I                                      18.704        22.923             22.56%                   536,794.9      12,304,926
AICA II                                     12.535        15.387             22.75%                   208,799.8       3,212,766
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
AICA I                                       9.754        14.554             49.21%                    12,771.0         185,874
AICA II                                      9.764        14.592             49.45%                     2,511.0          36,640
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
AICA I                                      13.825        14.599              5.60%                    94,121.1       1,374,066
AICA II                                     10.380        10.978              5.76%                    29,161.9         320,127
Annuity contracts in payment period                                                                                     142,101
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
AICA I                                      11.335        11.744              3.61%                 2,775,865.5      32,598,385
AICA II                                     10.371        10.762              3.77%                   370,653.2       3,988,791
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
AICA I                                       8.863         8.370             (5.56%)                    4,887.5          40,910
AICA II                                      8.872         8.392             (5.41%)                    2,919.9          24,503
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
AICA I                                      13.595        17.540             29.02%                   136,570.6       2,395,454
AICA II                                      9.724        12.565             29.22%                    80,257.6       1,008,435
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
AICA I                                      15.985        18.847             17.90%                   150,268.2       2,832,166
AICA II                                     11.644        13.750             18.09%                    77,072.9       1,059,749
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                      16.412        20.910             27.41%                    80,308.9       1,679,252
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                      19.880        27.923             40.46%                   174,676.8       4,877,501
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                      20.547        36.075             75.57%                   157,721.1       5,689,755
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


-------------------------------------------------------------------------------
                                                                Value
                                                               Per Unit
                                                               --------
                                                        Beginning     End of
                                                         of Year       Year
-------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                  $  14.709   $  15.962
-------------------------------------------------------------------------------
 International Fund:
AICA I                                                     15.853      25.642
-------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                     11.437      12.656
AICA II                                                    11.208      12.421
-------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                     20.639      21.708
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                     14.022      16.369
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                     18.269      31.060
-------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                     13.547      13.666
Annuity contracts in payment period
-------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                     14.682      26.765
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                     11.253      11.610
-------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                     12.284      12.040
-------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                     17.341      17.388
Annuity contracts in payment period
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                     16.482      17.279
AICA II                                                    10.806      11.346
-------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                     18.320      24.826
AICA II                                                    13.253      17.986
-------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                     12.488      13.317
AICA II                                                     9.222       9.849
-------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                     13.997      19.684
AICA II                                                    10.487      14.771
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                     15.754      17.257
AICA II                                                    11.165      12.248
-------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                     18.970      23.242
AICA II                                                    12.537      15.383
-------------------------------------------------------------------------------


                                                        Increase (Decrease)           Units
                                                            in Value of            Outstanding       Reserves
                                                            Accumulation              at End          at End
                                                                Unit                 of Year         of Year
---------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                          8.52%                  27,642.4   $     441,215
---------------------------------------------------------------------------------------------------------------
 International Fund:
AICA I                                                         61.75%                  98,174.8       2,517,425
---------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                         10.66%                  12,297.6         155,641
AICA II                                                        10.82%                  12,257.1         152,247
---------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                          5.18%               6,747,543.1     146,474,824
Annuity contracts in payment period                                                                     302,862
---------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                         16.74%               1,955,219.8      32,004,404
Annuity contracts in payment period                                                                     111,185
---------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                         70.01%               1,932,504.3      60,023,050
---------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                          0.88%               1,982,372.3      27,090,172
Annuity contracts in payment period                                                                      18,791
---------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                         82.30%               1,773,642.3      47,471,626
Annuity contracts in payment period                                                                      37,307
---------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                          3.17%                 447,801.6       5,198,805
---------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                         (1.99%)                488,753.9       5,884,407
---------------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                          0.27%               1,413,708.9      24,581,727
Annuity contracts in payment period                                                                      79,346
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                          4.84%               2,597,042.4      44,875,527
AICA II                                                         5.00%                 576,813.0       6,544,476
---------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                         35.51%               1,858,231.6      46,132,878
AICA II                                                        35.71%                 344,724.1       6,200,367
---------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                          6.64%               1,086,377.4      14,467,135
AICA II                                                         6.80%                 248,198.1       2,444,523
---------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                         40.63%                 230,681.4       4,540,849
AICA II                                                        40.85%                  57,260.2         845,775
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                          9.54%                 388,585.3       6,705,729
AICA II                                                         9.70%                 117,415.2       1,438,115
---------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                         22.52%               1,826,355.7      42,447,250
AICA II                                                        22.70%                 410,630.3       6,316,885
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)            Units
                                         ------------------------      in Value of             Outstanding      Reserves
                                          Beginning     End of         Accumulation              at End          at End
                                           of Year       Year              Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                    $  21.063   $  25.027            18.82%               1,838,818.7   $ 46,020,760
AICA II                                      12.259      14.589            19.01%                 738,297.6     10,771,216
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                       12.066      11.772           ( 2.44%)                 83,500.0        982,952
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                       16.729      37.181           122.25%                 950,030.0     35,323,066
AICA II                                      13.003      28.943           122.59%                 127,870.3      3,700,968
---------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                       19.189      23.983            24.98%                 893,140.4     21,419,977
AICA II                                      12.689      15.883            25.17%                 325,243.4      5,165,945
---------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                       13.202      13.226             0.18%                 254,250.2      3,362,650
AICA II                                      10.599      10.634             0.33%                 133,859.8      1,423,500
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                       19.704      27.974            41.97%               1,130,099.4     31,613,802
AICA II                                      12.784      18.177            42.19%                 316,527.3      5,753,397
Annuity contracts in payment period                                                                                 59,376
---------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
AICA I                                       20.506      33.250            62.15%               3,017,261.9    100,324,119
AICA II                                      11.960      19.422            62.39%                 554,474.5     10,769,131
Annuity contracts in payment period                                                                                 55,933
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                        6.399      14.331           123.96%                  61,916.4        887,346
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                       11.047      12.428            12.50%                  55,886.3        694,528
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series:
AICA I                                       10.860      10.440           ( 3.87%)                 36,449.7        380,530
AICA II                                      10.514      10.123           ( 3.72%)                    884.5          8,954
---------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                       14.432      14.669             1.64%                 833,536.8     12,227,208
AICA II                                      10.942      11.139             1.80%                 289,103.2      3,220,294
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
AICA I                                       13.520      24.477            81.04%                 224,632.4      5,498,223
AICA II                                      10.886      19.738            81.32%                 114,364.2      2,257,353
---------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA:
AICA I                                       12.982      20.287            56.27%                 115,001.5      2,333,056
AICA II                                      10.949      17.136            56.51%                  34,029.7        583,126
---------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA:
AICA I                                       13.199      15.839            20.00%                 650,435.0     10,302,541
AICA II                                      10.111      12.153            20.20%                 263,646.0      3,204,013
---------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA:
AICA I                                       10.921      11.072             1.38%                 285,712.3      3,163,507
AICA II                                      10.037      10.191             1.53%                 106,774.1      1,088,155
---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
AICA I                                       13.494      20.074            48.76%               2,336,393.4     46,901,720
AICA II                                      11.797      17.577            49.00%                 258,891.9      4,550,652
Annuity contracts in payment period                                                                                 12,377
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

----------------------------------------------------------------------
                                                       Value
                                                      Per Unit
                                                      --------
                                               Beginning     End of
                                                of Year       Year
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                         $  10.656   $  13.032
AICA II                                           11.634      14.250
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                            12.686      18.612
AICA II                                           12.005      17.640
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                            11.640      18.181
AICA II                                           10.995      17.201
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                            17.406      20.993
AICA II                                           12.103      14.620
Annuity contracts in payment period
----------------------------------------------------------------------
Total
======================================================================


                                               Increase (Decrease)            Units
                                                   in Value of             Outstanding        Reserves
                                                   Accumulation              at End            at End
                                                       Unit                  of Year          of Year
--------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                        22.30%                        1,550,655.9   $   20,207,838
AICA II                                       22.49%                          154,289.8        2,198,675
--------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                        46.71%                          473,281.8        8,808,785
AICA II                                       46.94%                          145,648.0        2,569,164
Annuity contracts in payment period                                                               76,981
--------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                        56.19%                           87,649.8        1,593,541
AICA II                                       56.44%                           34,698.3          596,831
Annuity contracts in payment period                                                               40,592
--------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                        20.61%                        1,472,257.8       30,907,801
AICA II                                       20.80%                          121,007.6        1,769,121
Annuity contracts in payment period                                                               12,635
--------------------------------------------------------------------------------------------------------
Total                                                                                     $1,108,440,636
========================================================================================================


  AICA I     Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since June 28, 1995.
  AICA II    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since May 1, 1998.

Variable Annuity Account I

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Real Estate Securities VP
   Aetna Small Company VP
   Aetna Value Opportunity VP
   Alger American Funds:
   o Balanced Portfolio
   o Income and Growth Portfolio
   o Leveraged AllCap Portfolio
   American Century VP Funds:
   o Balanced Fund
   o International Fund
   Calvert Social Balanced Portfolio
   Federated Insurance Series:
   o American Leaders Fund II
   o Equity Income Fund II
   o Growth Strategies Fund II
   o High Income Bond Fund II
   o International Equity Fund II
   o Prime Money Fund II
   o U.S. Government Securities Fund II
   o Utility Fund II


   Fidelity Investments Variable Insurance Products Fund:
   o Equity-Income Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   o Asset Manager Portfolio
   o Contrafund Portfolio
   o Index 500 Portfolio
   o Investment Grade Bond Portfolio
   Janus Aspen Series:
   o Aggressive Growth Portfolio
   o Balanced Portfolio
   o Flexible Income Portfolio
   o Growth Portfolio
   o Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   MFS Funds:
   o Global Government Series
   o Total Return Series
   Oppenheimer Funds:
   o Aggressive Growth Fund/VA
   o Global Securities Fund/VA
   o Main Street Growth & Income Fund/VA
   o Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   o PPI MFS Emerging Equities Portfolio
   o PPI MFS Research Growth Portfolio
   o PPI MFS Value Equity Portfolio
   o PPI Scudder International Growth Portfolio
   o PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account I
Notes to Financial Statements - December 31, 1999 (continued):

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statement of Operations.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $744,897,637 and $725,147,683.

Variable Annuity Account I

5. Supplemental Information to Statement of Operations


----------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                    Valuation      Proceeds        Cost of
                                                     Period          from        Investments
                                      Dividends    Deductions       Sales            Sold
----------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $98,284     ($19,735)       $288,231        $299,859
----------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation      1,102,491     (112,293)      1,339,384       1,334,254
----------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        565,203     (124,557)      4,914,083       5,033,164
----------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         46,967      (11,032)        151,762         147,343
----------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      5,394,486     (397,991)     71,789,245      72,446,745
----------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        240,808      (73,267)      5,576,554       4,492,326
----------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        687,527     (212,657)     13,983,564      11,767,428
----------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation         21,556       (2,872)        214,026         179,764
----------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        103,555      (23,286)        388,909         368,608
----------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation      1,245,921     (452,053)    210,012,432     209,644,140
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          3,335       (1,811)        691,011         670,678
----------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         41,212      (44,330)      3,822,179       3,235,119
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        182,092      (58,833)      5,626,230       4,830,502
----------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation        104,509      (21,150)        117,830          76,479
----------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation        230,961      (57,179)        741,176         525,475
----------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation        276,111      (60,243)        617,519         281,778
----------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation         65,109       (6,375)        163,077         155,590
----------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation              0      (26,431)        358,184         261,500
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation         29,419       (3,758)         22,965          22,532
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                 Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        ($11,628)         ($75,022)        $28,369       $103,391           $170,312
--------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation           5,130           (36,287)        (87,098)       (50,811)           944,517
--------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        (119,081)         (118,794)       (640,184)      (521,390)          (199,825)
--------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation           4,419              (178)         24,615         24,793             65,147
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation        (657,500)       (2,149,960)     (2,282,754)      (132,794)         4,206,201
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation       1,084,228           784,306         945,433        161,127          1,412,896
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       2,216,136         1,257,214       1,616,580        359,366          3,050,372
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          34,262             2,750          37,455         34,705             87,651
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          20,301            (6,294)         (8,602)        (2,308)            98,262
--------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         368,292           215,976         228,573         12,597          1,174,757
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          20,333            (4,325)         (8,166)        (3,841)            18,016
--------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         587,060           487,449         681,270        193,821            777,763
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation         795,728           623,324         314,342       (308,982)           610,005
--------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation          41,351           303,599         548,231        244,632            369,342
--------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation         215,701           776,309       1,851,167      1,074,858          1,464,341
--------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation         335,741         1,364,191       3,354,956      1,990,765          2,542,374
--------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation           7,487            41,409           9,649        (31,760)            34,461
--------------------------------------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation          96,684           228,000       1,153,870        925,870            996,123
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation             433             5,430           8,053          2,623             28,717
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                             Valuation       Proceeds
                                                                              Period           from
                                                             Dividends      Deductions         Sales
--------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $15,147,294     ($ 2,131,371)   $ 13,419,022
--------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              814,064         (421,048)      3,515,537
--------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                                    0         (596,338)      3,338,262
--------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                            2,476,236         (408,532)      4,570,928
--------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              798,535         (434,267)      2,883,792
--------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              245,672          (76,271)      5,000,204
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              317,095          (90,658)      1,654,760
--------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                            1,914,787         (359,395)      2,936,845
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                            2,429,608         (751,656)     22,950,321
--------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                            4,436,638         (616,924)      6,409,422
--------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                            1,667,722         (250,431)      4,415,632
--------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              165,653          (61,642)     23,789,913
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              576,382         (109,793)      1,653,501
--------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                            1,641,692         (601,503)      7,124,702
--------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              792,073         (720,850)     25,115,115
--------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                               62,932          (16,016)        225,340
--------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                              745,754         (294,919)    107,667,722
--------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              539,596         (329,857)      6,639,707
--------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              339,434          (67,386)      1,183,274
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                                  Net Unrealized
                                                                                 Net                Gain (Loss)
                                                              Cost of         Realized              -----------
                                                            Investments      Gain (Loss)      Beginning         End
                                                                Sold       on Investments      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $   7,814,229     $5,604,793     $ 38,810,192   $ 27,876,834
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              2,542,787        972,750        3,591,859      6,913,381
------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                              1,771,526      1,566,736        7,028,743     30,773,893
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                              4,349,704        221,224        1,387,517       (643,429)
------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              1,785,573      1,098,219        6,385,323     26,525,301
------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              4,998,888          1,316            1,316              0
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              1,548,456        106,304          441,091        (18,885)
------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                              2,166,729        770,116        5,787,739      3,510,226
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             19,463,453      3,486,868        3,977,202      1,135,690
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              4,797,592      1,611,830        7,153,104     15,537,760
------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                              5,346,224       (930,592)      (1,709,684)    (1,049,699)
------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                             23,405,277        384,636          131,756      1,357,297
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              1,506,751        146,750          560,341        689,564
------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              4,671,234      2,453,468        8,470,707     14,028,487
------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                             17,772,843      7,342,272        7,949,380      9,526,307
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                214,584         10,756           91,234          3,769
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                            100,053,997      7,613,725        1,091,568     13,355,423
------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              4,272,426      2,367,281        3,925,885      6,693,282
------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              1,191,733         (8,459)         (11,388)      (267,539)
------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                     Net                Net
                                                              Change in     Increase (Decrease)
                                                             Unrealized        in Net Assets
                                                             Gain (Loss)      Resulting from
                                                           on Investments        Operations
-----------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          ($ 10,933,358)      $ 7,687,358
-----------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              3,321,522         4,687,288
-----------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                             23,745,150        24,715,548
-----------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                             (2,030,946)          257,982
-----------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                             20,139,978        21,602,465
-----------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                                 (1,316)          169,401
-----------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                               (459,976)         (127,235)
-----------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                             (2,277,513)           47,995
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             (2,841,512)        2,323,308
-----------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              8,384,656        13,816,200
-----------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                                659,985         1,146,684
-----------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              1,225,541         1,714,188
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                                129,223           742,562
-----------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              5,557,780         9,051,437
-----------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              1,576,927         8,990,422
-----------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                (87,465)          (29,793)
-----------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                             12,263,855        20,328,415
-----------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              2,767,397         5,344,417
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                               (256,151)            7,438
-----------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                Valuation        Proceeds        Cost of
                                                                  Period           from        Investments
                                                Dividends       Deductions         Sales           Sold
------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                $204,198         ($363,956)    $19,469,244    $13,399,625
------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation                 141,437        (1,108,134)     20,066,248     12,593,996
------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   3,369            (9,310)        307,273        488,538
------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                   4,893           (11,436)        290,732        339,388
------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  41,051            (8,619)        438,014        440,709
------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 834,399          (219,911)      4,128,026      3,486,251
------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                       0           (69,464)     32,152,168     29,938,377
------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  93,445           (30,739)        580,959        526,490
------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 141,299          (171,240)      5,240,486      5,262,827
------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 271,759           (63,247)      1,488,639      1,572,382
------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 390,949          (542,211)     50,081,279     40,350,194
------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  39,985          (282,277)      5,283,349      4,170,538
------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 239,457          (103,743)      2,663,649      2,210,485
------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  70,542           (24,961)     13,302,856     12,403,075
------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 715,711          (416,697)      4,342,401      3,189,898
------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $48,743,207     ($ 13,474,655)   $725,147,683   $655,820,063
============================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                      Net Unrealized                  Net               Net
                                                  Net                   Gain (Loss)                Change in     Increase (Decrease)
                                                Realized                -----------               Unrealized        in Net Assets
                                               Gain (Loss)       Beginning           End          Gain (Loss)      Resulting from
                                             on Investments       of Year          of Year      on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation              $6,069,619        $3,305,620       $7,203,450       $3,897,830         $9,807,691
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation               7,472,252         9,935,954       46,565,049       36,629,095         43,134,650
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                (181,265)         (506,254)         238,693          744,947            557,741
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                 (48,656)         (281,919)        (134,799)         147,120             91,921
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  (2,695)           38,917          (15,868)         (54,785)           (25,048)
------------------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 641,775         1,378,265          405,262         (973,003)           283,260
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation               2,213,791           285,448        1,664,932        1,379,484          3,523,811
------------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  54,469            72,806        1,027,589          954,783          1,071,958
------------------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 (22,341)         (183,690)       2,163,466        2,347,156          2,294,874
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 (83,743)              519          (63,957)         (64,476)            60,293
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation               9,731,085         6,507,986       13,903,434        7,395,448         16,975,271
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation               1,112,811         2,930,826        6,226,480        3,295,654          4,166,173
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 453,164           557,253        3,315,018        2,757,765          3,346,643
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 899,781            50,071          193,816          143,745          1,089,107
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation               1,152,503         6,151,086       10,430,175        4,279,089          5,730,606
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $69,327,620      $129,005,870     $256,846,161     $127,840,291       $232,436,463
====================================================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets


-------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income     on Investments   on Investments
-------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          $78,549       ($11,628)        $103,391
-------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          990,198          5,130          (50,811)
-------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          440,646       (119,081)        (521,390)
-------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           35,935          4,419           24,793
-------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        4,996,495       (657,500)        (132,794)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          167,541      1,084,228          161,127
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          474,870      2,216,136          359,366
-------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation           18,684         34,262           34,705
-------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           80,269         20,301           (2,308)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation          793,868        368,292           12,597
-------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation            1,524         20,333           (3,841)
-------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (3,118)       587,060          193,821
-------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          123,259        795,728         (308,982)
-------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           83,359         41,351          244,632
-------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation          173,782        215,701        1,074,858
-------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          215,868        335,741        1,990,765
-------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation           58,734          7,487          (31,760)
-------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation          (26,431)        96,684          925,870
-------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation           25,661            433            2,623
-------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Year Ended December 31, 1999                   Net
                                        Increase (Decrease)          Net Assets
                                           in Net Assets    ----------------------------
                                             from Unit        Beginning        End
                                           Transactions        of Year       of Year
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation            ($168,403)      $1,468,439    $1,470,348
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation              397,681        7,338,678     8,680,876
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation              982,700        8,211,438     8,994,313
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation              (70,653)         785,501       779,995
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation           (4,172,788)      31,263,322    31,151,698
 Annuity contracts in payment period                              34,375       179,412
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation           (2,450,633)       6,066,474     5,009,118
 Annuity contracts in payment period                              36,974        56,593
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           (2,478,317)      14,945,637    15,517,692
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation               90,852           44,011       222,514
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation               83,565        1,628,799     1,694,193
 Annuity contracts in payment period                              25,668       142,101
----------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation            8,960,205       26,452,214    36,587,176
----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation                7,726           39,671        65,413
----------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (1,141,097)       3,767,223     3,403,889
----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation           (2,977,883)       6,259,793     3,891,915
----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (94,149)       1,404,059     1,679,252
----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation             (662,264)       4,075,424     4,877,501
----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation             (487,379)       3,634,760     5,689,755
----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation             (150,252)         557,006       441,215
----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation             (331,144)       1,852,446     2,517,425
----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               13,994          265,177       307,888
----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
---------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                          $13,015,923      $5,604,793     ($ 10,933,358)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              393,016         972,750         3,321,522
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                             (596,338)      1,566,736        23,745,150
---------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                            2,067,704         221,224        (2,030,946)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                              364,268       1,098,219        20,139,978
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              169,401           1,316            (1,316)
---------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                              226,437         106,304          (459,976)
---------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,555,392         770,116        (2,277,513)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                            1,677,952       3,486,868        (2,841,512)
---------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            3,819,714       1,611,830         8,384,656
---------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,417,291        (930,592)          659,985
---------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              104,011         384,636         1,225,541
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              466,589         146,750           129,223
---------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,040,189       2,453,468         5,557,780
---------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                               71,223       7,342,272         1,576,927
---------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               46,916          10,756           (87,465)
---------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                              450,835       7,613,725        12,263,855
---------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              209,739       2,367,281         2,767,397
---------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                       Net
                                                            Increase (Decrease)            Net Assets
                                                               in Net Assets                ---------
                                                                 from Unit         Beginning          End
                                                               Transactions         of Year         of Year
----------------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                             ($ 8,870,497)     $147,843,450    $146,474,824
 Annuity contracts in payment period                                                  117,375         302,862
----------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                                 (931,269)       28,317,427      32,004,404
 Annuity contracts in payment period                                                   42,143         111,185
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                                  158,077        35,149,425      60,023,050
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               (2,819,396)       29,644,378      27,090,172
 Annuity contracts in payment period                                                   25,999          18,791
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               (1,739,062)       27,616,968      47,471,626
 Annuity contracts in payment period                                                   28,562          37,307
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                  362,815         4,666,589       5,198,805
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 (515,189)        6,526,831       5,884,407
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               (1,869,861)       26,418,108      24,581,727
 Annuity contracts in payment period                                                   64,831          79,346
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                               (2,084,806)       51,181,501      51,420,003
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                                  190,468        38,326,577      52,333,245
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               (1,677,246)       17,442,220      16,911,658
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 (464,372)        4,136,808       5,386,624
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                                 (729,768)        8,131,050       8,143,844
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                                  111,080        39,601,618      48,764,135
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                                1,633,226        46,168,328      56,791,976
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                 (207,094)        1,219,839         982,952
----------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                                8,020,415        10,675,204      39,024,034
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                                  511,393        20,730,112      26,585,922
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $272,048         ($8,459)       ($ 256,151)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                 (159,758)      6,069,619         3,897,830
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 (966,697)      7,472,252        36,629,095
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   (5,941)       (181,265)          744,947
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   (6,543)        (48,656)          147,120
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                   32,432          (2,695)          (54,785)
-----------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  614,488         641,775          (973,003)
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                  (69,464)      2,213,791         1,379,484
-----------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   62,706          54,469           954,783
-----------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                  (29,941)        (22,341)        2,347,156
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  208,512         (83,743)          (64,476)
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (151,262)      9,731,085         7,395,448
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (242,292)      1,112,811         3,295,654
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  135,714         453,164         2,757,765
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   45,581         899,781           143,745
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  299,014       1,152,503         4,279,089
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $35,268,552      $69,327,620      $127,840,291
===============================================================================================


-----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                               Increase (Decrease)             Net Assets
                                                  in Net Assets                ----------
                                                    from Unit         Beginning           End
                                                  Transactions         of Year          of Year
-----------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                    $123,347        $4,655,365        $4,786,150
-----------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   9,390,049        18,191,718        37,367,199
 Annuity contracts in payment period                                      37,117            59,376
-----------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (2,335,260)       70,349,793       111,093,250
 Annuity contracts in payment period                                           0            55,933
-----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (297,528)          627,133           887,346
-----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (267,199)          869,806           694,528
-----------------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                    (351,386)          765,918           389,484
-----------------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  (1,229,482)       16,393,724        15,447,502
-----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                     838,692         3,393,073         7,755,576
-----------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                    (220,665)        2,064,889         2,916,182
-----------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                    (294,623)       11,506,303        13,506,554
-----------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    (254,540)        4,445,909         4,251,662
-----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (2,441,478)       36,930,956        51,452,372
 Annuity contracts in payment period                                           0            12,377
-----------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,059,519)       20,299,859        22,406,513
-----------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,226,423         5,846,092        11,377,949
 Annuity contracts in payment period                                      35,772            76,981
-----------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    (122,023)        1,263,880         2,190,372
 Annuity contracts in payment period                                           0            40,592
-----------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (2,635,807)       29,594,758        32,676,922
 Annuity contracts in payment period                                           0            12,635
-----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 ($15,500,324)     $891,504,497    $1,108,440,636
=====================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------
Year Ended December 31, 199                                                   Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                          Investment     Gain (Loss)      Gain (Loss)
                                            Income     on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation           $52,298         $4,383          ($32,081)
---------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           909,957         95,814          (129,891)
---------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           358,751         99,148          (107,929)
---------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation            21,126         14,619            (3,602)
---------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         4,340,565       (785,430)       (1,018,692)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation           (38,465)       (69,540)        1,049,101
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation           535,601        654,268         1,150,576
---------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation             1,899         (1,435)            2,750
---------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation            54,238         13,926           (10,602)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation           519,719        313,569            12,594
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation             1,569         (2,322)           (4,325)
---------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation           (12,813)      (676,728)          657,427
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation            11,224        (47,855)          754,020
---------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           100,972         69,331           178,470
---------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation           325,406        145,054           530,428
---------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            97,416        208,592         1,098,573
---------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation            72,635          9,574            (2,689)
---------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation            99,463         91,984           119,096
---------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            17,403         (2,845)           11,262
---------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                    Net
                                         Increase (Decrease)          Net Assets
                                            in Net Assets             ----------
                                              from Unit        Beginning        End
                                            Transactions        of Year       of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation          $    359,326      $ 1,084,513   $ 1,468,439
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation             1,988,879        4,473,919     7,338,678
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             4,840,848        3,020,620     8,211,438
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation               338,325          415,033       785,501
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            13,277,579       15,483,675    31,263,322
 Annuity contracts in payment period                                    0        34,375
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             4,256,569          905,783     6,066,474
 Annuity contracts in payment period                                    0        36,974
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation             8,689,925        3,915,267    14,945,637
-----------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation                40,797                0        44,011
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation               769,986          793,678     1,628,799
 Annuity contracts in payment period                               33,241        25,668
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation            10,238,451       15,367,881    26,452,214
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation                44,749                0        39,671
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation             1,224,164        2,575,173     3,767,223
-----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation             4,650,918          891,486     6,259,793
-----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (345,746)       1,401,032     1,404,059
-----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation              (693,378)       3,767,914     4,075,424
-----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation              (689,303)       2,919,482     3,634,760
-----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation              (179,238)         656,724       557,006
-----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation              (505,703)       2,047,606     1,852,446
-----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               206,857           32,500       265,177
-----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                           $1,652,978      $2,847,387         ($596,181)
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            2,262,813       2,162,435         4,540,000
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,252,399        (115,300)       (2,387,859)
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              179,349         147,542            48,533
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              438,313          20,301           312,500
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,107,754       1,967,856         5,167,185
-----------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              492,578       2,528,925         5,045,517
-----------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               55,271           9,533            28,134
-----------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                            6,222,251       1,619,186        11,237,298
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                             (203,953)        221,389         2,875,619
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                            1,231,912         432,856         2,649,733
-----------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                              387,085         262,932          (467,855)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                             (330,715)        487,183         4,543,111
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              149,040               0             1,316
-----------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                               16,106         119,456           216,175
-----------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,080,011         377,474         1,366,279
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                             (115,274)      2,566,801           405,622
-----------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              421,237         494,384         3,179,750
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 Year Ended December 31, 1998                                     Net
                                                            Increase (Decrease)           Net Assets
                                                               in Net Assets              ----------
                                                                 from Unit         Beginning         End
                                                               Transactions         of Year        of Year
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                             $12,941,401       $ 34,335,916   $ 51,181,501
-------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                              10,721,202         18,640,127     38,326,577
-------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               7,278,178         11,414,802     17,442,220
-------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 772,708          2,988,676      4,136,808
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                               3,571,525          3,788,411      8,131,050
-------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                               6,461,571         24,897,252     39,601,618
-------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              15,200,754         22,900,554     46,168,328
-------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                (314,286)         1,441,187      1,219,839
-------------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                              14,814,848        114,050,410    147,843,450
 Annuity contracts in payment period                                                   16,832        117,375
-------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              12,524,130         12,942,385     28,317,427
 Annuity contracts in payment period                                                        0         42,143
-------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                               6,249,006         24,585,918     35,149,425
-------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               3,527,318         25,944,158     29,644,378
 Annuity contracts in payment period                                                   16,739         25,999
-------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               2,840,676         20,105,275     27,616,968
 Annuity contracts in payment period                                                        0         28,562
-------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                 757,047          3,759,186      4,666,589
-------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 530,017          5,645,077      6,526,831
-------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               2,535,912         21,104,322     26,418,108
 Annuity contracts in payment period                                                   18,941         64,831
-------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                               1,263,440          6,554,615     10,675,204
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                               8,908,355          7,726,386     20,730,112
-------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $189,921         $77,190         ($43,522)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                  685,730       1,082,289        2,279,102
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                1,500,762       6,416,496        5,202,333
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   54,895        (141,767)        (203,825)
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   57,565          (7,059)        (293,131)
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                  137,577         250,935          782,698
-----------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     (771)          8,093           34,472
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                    1,809         155,613          298,445
-----------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                  124,660         (38,612)          65,980
-----------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                  335,127        (388,568)        (320,600)
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   21,812          (9,887)           7,313
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (346,360)        882,018        6,779,827
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (234,149)        325,217        3,166,582
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  (63,228)        243,533          533,057
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (7,335)         41,054           50,531
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (215,920)        336,790        5,719,077
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $26,010,214     $25,517,782       $66,477,702
===============================================================================================


---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                         Net
                                               Increase (Decrease)            Net Assets
                                                  in Net Assets               ----------
                                                    from Unit         Beginning          End
                                                  Transactions         of Year         of Year
---------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                  $2,430,909        $2,000,867      $4,655,365
---------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   4,104,069        10,077,645      18,191,718
 Annuity contracts in payment period                                           0          37,117
---------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  12,501,656        44,728,546      70,349,793
---------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (312,229)        1,230,059         627,133
---------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (322,903)        1,435,334         869,806
---------------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                   8,404,056         6,818,458      16,393,724
---------------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     190,257           533,867         765,918
---------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                   2,135,488           801,718       3,393,073
---------------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                     902,520         1,010,341       2,064,889
---------------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                   7,350,914         4,529,430      11,506,303
---------------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   3,041,102         1,385,569       4,445,909
---------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   4,339,155        25,276,316      36,930,956
---------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   2,849,219        14,192,990      20,299,859
---------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,972,891         2,195,611       5,846,092
 Annuity contracts in payment period                                           0          35,772
---------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,154,164            25,466       1,263,880
---------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   1,997,336        21,757,475      29,594,758
---------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 $212,836,411      $560,662,388    $891,504,497
===================================================================================================

Variable Annuity Account I

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (8) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
 (9) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(10) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(11) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(12) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(13) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report


The Board of Directors of Aetna Insurance Company of America and
Contract Owners of Variable Annuity Account I:


We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG LLP



Hartford, Connecticut
February 11, 2000